Loss per share - Reconciliation (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (239,588)	$ (34,737)	¥ (1,202,997)	¥ (221,375)
Net loss(income) attributable to noncontrolling interests	(4,450)	$ (645)	31,832	1,087
Numerator for basic and diluted net loss per share calculation | ¥	¥ (244,038)		¥ (1,171,165)	¥ (220,288)
Denominator:
Weighted average number of ordinary shares	2,078,624,721	2,078,624,721	2,022,446,988	1,993,326,758
Weighted average number of ordinary shares, diluted	2,078,624,721	2,078,624,721	2,022,446,988	1,993,326,758
Basic (in dollars per share) | (per share)	¥ (0.12)	$ (0.02)	¥ (0.58)	¥ (0.11)
Diluted (in dollars per share) | (per share)	¥ (0.12)	$ (0.02)	¥ (0.58)	¥ (0.11)